Distribution of the Bank's profit and Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Distribution of the Bank's profit and Earnings per share
Schedule of distribution of the Bank's profit

	2015	2016	2017

Profit of the year	14,064	16,536	18,678
Dividends declared	6,760	17,468	8,910
Dividend per share (pesos)	0.08	0.22	0.11
Date of payment	05/28/2015 and	05/26/2016 and	05/30/2017 and
	12/21/2015	12/30/2016	12/27/2017

Earnings per share basic and diluted

Accordingly, basic earnings per share after the Merger were determined as follows:

	2015	2016	2017

Profit attributable to the Parent	14,051	16,536	18,678
Weighted average number of shares outstanding	6,777,381,551	6,777,381,551	6,777,381,551
Basic earnings per share after the Merger (pesos)	2.07	2.44	2.76

ii.   Diluted earnings per share

In calculating diluted earnings per share, the amount of profit attributable to the Parent and the weighted average number of shares issued, net of treasury shares, are adjusted to consider all the dilutive effects inherent to potential shares (see Note 29.d.).

Accordingly, diluted earnings per share after the Merger were determined as follows:

	2015	2016	2017

Profit attributable to the Parent	14,051	16,536	18,678
Weighted average number of shares outstanding	6,777,381,551	6,777,381,551	6,777,381,551
Dilutive effect of rights on shares	9,612,806	9,612,806	9,612,806
Adjusted number of shares	6,786,994,357	6,786,994,357	6,786,994,357
Diluted earnings per share after the Merger (pesos)	2.07	2.44	2.75